Note 22 - Commitments - Land Access and Corporate Development Agreement (Details)	Nov. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Payables for land assess and corporate development agreement	$ 13,837
Not later than one year [member]
Statement Line Items [Line Items]
Payables for land assess and corporate development agreement	$ 13,837